Details of Significant Accounts - Financial liabilities at FV, schedule of amounts recognized in profit or loss and OCI in relation to financial liabilities at fair value through profit or loss (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss	$ 1,532	$ (227)	$ 1,641
Warrant liabilities
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss	1,374	(227)	1,641
Earnout liabilities (Note)
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss	$ 158	$ 0	$ 0